Related party transactions (Tables)	12 Months Ended
Sep. 30, 2021
Text Block [Abstract]
Summary of transactions between related parties
During the year, group entities entered into the following transactions with related parties who are not members of the Group:

	Transaction values			Balance outstanding
	September 30,
EUR million	2021	2020	2019	2021	2020
Sale of goods and services
OUTFITTER GmbH	—	0.8	0.0	—	—
Karstadt Sports	—	—	0.9	—	—
SportScheck GmbH	0.4	—	—	0.5	0.3
Purchase of goods and services
OUTFITTER GmbH	—	0.5	13.1	—	1.5
Karstadt Sports	—	2.2	18.6	—	0.2
Galeria Karstadt Kaufhof GmbH	0.4	5.4	—	0.0	0.1
SportScheck GmbH	2.7	0.2	—	0.2	—
SIGNA Retail Selection AG	0.5	0.4	—	0.2	0.4
SIGNA Real Estate Management Germany GmbH	0.1	—	—	—	—
SIGNA Informationstechnologie GmbH	0.1	—	—	—	—
o5 Logistik GmbH	—	0.2	—	—	—
SIGNA Retail GmbH	0.7	0.4	0.4	—	—
SIGNA Financial Services AG	1.5	—	1.5	4.0	—
Financial liabilities and interest
SIGNA International Sports Holding GmbH	—	—		—	—
Convertible Loan and related interest	0.8	2.7	—	—	50.7
Shareholder Loan and related interest	—	—	5.7	—	—